Note 13 - Stock Compensation Plans	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note

–
Stock Compensation Plans

Employee Stock Ownership Plan

The Company
maintains an Employee Stock Ownership Plan (ESOP) for the benefit of employees who meet the eligibility requirements of the plan. Using proceeds from a loan from the Company, the ESOP purchased
8%,
or
222,180
shares of the Company’s then outstanding common stock in the open market during
2007.
The Bank makes cash contributions to the ESOP on a quarterly basis sufficient to enable the ESOP to make the required loan payments to the Company. The loan bears an interest rate of
7.75%
per annum, with principal and interest to be paid quarterly in equal installments over years. The loan is secured by the unallocated shares of common stock held by the ESOP.

Shares of the Company
’s common stock purchased by the ESOP are held in a suspense account and reported as unallocated common stock held by the ESOP in stockholders’ equity until released for allocation to participants. As the debt is repaid, shares are released from collateral and are allocated to each eligible participant based on the ratio of each such participant’s base compensation to the total base compensation of eligible plan participants. As the unearned shares are committed to be released and allocated among participants, the Company recognizes compensation expense equal to the average market value of the shares, and the shares become outstanding for earnings per share computations. During the years ended
December 31, 2017
and
2016,
the Company recognized
$185,000
and
$171,000
of ESOP expense, respectively.

The following table represents the components of the ESOP shares at
December 31,
20

and
2016:

	20 17	20 16
Allocated shares	167,643	153,647
Unreleased shares	52,956	68,533
Total ESOP shares	220,599	222,180

Fair value of unreleased shares (in thousands)	$688	$822

Recognition and Retention
and Stock Incentive
Plan
s

In
May 2008,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2008
Recognition and Retention Plan (the “RRP”) and Trust Agreement. In order to fund the RRP, the
2008
Recognition and Retention Plan Trust acquired
111,090
shares of the Company’s stock in the open market at an average price of
$4.68
totaling
$520,000.
In
May 2013,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2013
Stock Incentive Plan (the “Stock Incentive Plan”). The Stock Incentive Plan provides that no
more than
48,750,
or
25%,
of the shares
may
be granted as restricted stock awards.

As of
December 31, 2017,
a total of
10,061
awards of restricted stock were unvested under the RRP and Stock Incentive Plan and up to
22,168
restricted stock awards were available for future grant under the Stock Incentive Plan and none
under the RRP. The RRP and Stock Incentive Plan share awards have vesting periods of five
years.

A summary of the status of the shares
awarded under the RRP and Stock Incentive Plan as of
December 31, 2017
and
2016
is as follows:

	201 7		201 6
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at the beginning of the year	20,524	$8.10	30,784	$8.10
Granted	--	--	--	--
Vested	(10,263)	8.10	(10,260)	8.10
Forfeited	(200)	8.10	--	--
Unvested at the end of the year	10,061	$8.10	20,524	$8.10

Compensation expense on the restricted stock awards is recognized ratably over the five
year vesting period in an amount which is equal to the fair value of the common stock at the date of grant.
During each of the years ended
December 31, 2017
and
2016,
the Company recognized
$84,000
of compensation expense. A tax benefit of approximately
$29,000
was recognized during each of these periods. As of
December 31, 2017,
approximately
$31,000
in additional compensation expense will be recognized over the remaining service period of approximately
0.4
years.

Stock Options

In
May 2008,
the shareholders of Quaint Oak Bancorp approved the adoption of the
2008
Stock Option Plan (the “Option Plan”). The Option Plan authorizes the grant of stock options to officers, employees and directors of the Company to acquire
277,726
shares of common stock with an exercise price
no
less than the fair market value on the date of the grant. The Stock Incentive Plan approved by shareholders in
May 2013
covered a total of
195,000
shares, of which
48,750
may
be restricted stock awards, for a balance of
146,250
stock options assuming all the restricted shares are awarded.

For grants in
May 2008,
the Compensation Committee of the Board of Directors determined to grant the stock options at an exercise price equal to
$5.00
per share which is higher than the fair market value of the common stock on the grant date. All incentive stock options issued under the Option Plan and the Stock Incentive Plan are intended to comply with the requirements of Section
422
of the Internal Revenue Code.

As of
December 31,

7,
a total of
265,302
grants of stock options were outstanding under the Option Plan and Stock Incentive Plan and
57,636
stock options were available for future grant under the Stock Incentive Plan and
4,152
under the Option Plan. Options will become vested and exercisable over a five
year period and are generally exercisable for a period of
ten
years after the grant date.

A summary of option activity under the
Company’s Option Plan and Stock Incentive Plan for the years ended
December 31
,
2017
and
2016
is
as follows:

	201 7			201 6
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at the beginning of the year	316,348	$6.49	3.8	354,266	$6.33	4.7
Granted	--	--	--	--	--	--
Exercised	(45,534)	5.00	--	(37,918)	5.00	--
Forfeited	(5,512)	6.89	--	--	--	--
Outstanding at the end of the period	265,302	$6.74	3.2	316,348	$6.49	3.8
Exercisable at the end of the period	235,462	$6.57	2.9	255,708	$6.11	3.2

At
both
December 31, 2017
and
2016,
the aggregate intrinsic value of options outstanding was
$1.7
million and options exercisable was
$1.5
million. The aggregate intrinsic value of a stock option represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holder had all option holders exercised their options on
December 31, 2017
and
December 31, 2016.
This amount changes based on changes in the market value of the Company’s common stock.

During
each of the years ended
December 31, 2017
and
2016,
the Company recognized
$45,000
of compensation expense. A tax benefit of approximately
$11,000
was recognized during these periods. As of
December 31, 2017,
approximately
$17,000
in additional compensation expense will be recognized over the remaining service period of approximately
0.4
years.